GENERAL (Liquidity and Capital Resources) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating loss	$ 3,388	$ 2,931	$ 7,394	$ 6,718	$ 15,721